Retirement Plans (Details 2) (USD $)	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Retirement plans
Expected contribution in next fiscal year	$ 2,800,000
Estimated future benefit payments
Fiscal 2013	665,000
Fiscal 2014	715,000
Fiscal 2015	790,000
Fiscal 2016	895,000
Fiscal 2017	991,000
Fiscal 2018 - Fiscal 2022	7,268,000
Target and actual asset allocations
Total target plan assets	100.00%
Total actual plan assets	100.00%	100.00%
Total assets	24,508,000	21,161,000	17,905,000
Significant Other Observable Inputs (Level 2)
Target and actual asset allocations
Total assets	24,508,000	21,161,000
Equity securities
Target and actual asset allocations
Total target plan assets	60.00%
Total actual plan assets	60.37%	80.24%
Debt securities
Target and actual asset allocations
Total target plan assets	40.00%
Total actual plan assets	36.40%	16.71%
Other
Target and actual asset allocations
Total target plan assets	0.00%
Total actual plan assets	3.23%	3.05%
Equity
Target and actual asset allocations
Total assets	14,787,000	16,874,000
Equity | Significant Other Observable Inputs (Level 2)
Target and actual asset allocations
Total assets	14,787,000	16,874,000
Mutual funds-U.S. companies
Target and actual asset allocations
Total assets	10,053,000	7,322,000
Mutual funds-U.S. companies | Significant Other Observable Inputs (Level 2)
Target and actual asset allocations
Total assets	10,053,000	7,322,000
Mutual funds-International companies
Target and actual asset allocations
Total assets	4,734,000	9,552,000
Mutual funds-International companies | Significant Other Observable Inputs (Level 2)
Target and actual asset allocations
Total assets	4,734,000	9,552,000
Mutual funds-fixed income
Target and actual asset allocations
Total assets	8,797,000	3,632,000
Mutual funds-fixed income | Significant Other Observable Inputs (Level 2)
Target and actual asset allocations
Total assets	8,797,000	3,632,000
Money market funds
Target and actual asset allocations
Total assets	924,000	655,000
Money market funds | Significant Other Observable Inputs (Level 2)
Target and actual asset allocations
Total assets	$ 924,000	$ 655,000
United states retirement plan
Target and actual asset allocations
Expected long-term return assumption (as a percent)	7.50%
Canadian retirement plan
Target and actual asset allocations
Expected long-term return assumption (as a percent)	6.25%